Consolidated Statements of Changes in Equity (Parentheticals) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Equity	$ 31,289	$ 32,307
Cumulative translation adjustments
Equity	(93)	(94)
Additional paid-in capital
Equity	$ 1,875	$ 1,911